BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS
Acquisition of About, Inc.

On September 24, 2012, IAC completed its purchase of all the outstanding shares of About, Inc. (“The About Group”), an online content and reference library offering expert, quality content across 90,000 topics. The purchase price was $300 million in cash, plus an amount equal to the net working capital of $17.1 million at closing.

The financial results of The About Group are included in IAC's consolidated financial statements, within the Search & Applications segment, beginning October 1, 2012. For the year ended December 31, 2012, the Company included $30.1 million of revenue and net earnings of $3.8 million in its consolidated statement of operations related to The About Group.

The table below summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

(In thousands)
Cash and cash equivalents	$998
Other current assets	22,657
Property and equipment	8,988
Goodwill	190,616
Intangible assets	103,289
Other assets	770
Total assets	327,318
Current liabilities	(7,027)
Other long-term liabilities	(3,179)
Net assets	$317,112

The purchase price was based on the expected financial performance of The About Group, not on the value of the net identifiable assets at the time of acquisition, which resulted in a significant portion of the purchase price being attributed to goodwill. The expected financial performance of The About Group reflects that it is complementary and synergistic to the existing businesses of the Company's Search & Applications segment, particularly Ask.com.
Intangible assets are as follows:

	(In thousands)	Weighted-Average Useful Life (Years)
Indefinite-lived trade names	$33,700	Indefinite
Content	47,800	4.0
Technology	12,789	3.0
Advertiser relationships	7,500	2.0
Customer lists	1,500	3.0
Total	$103,289	3.6

The About Group's other current assets, property and equipment, other assets, current liabilities and other long-term liabilities were reviewed and adjusted to their fair values at the date of acquisition, as necessary. The fair value of trade names was determined using a relief from royalty method. The fair value of content was determined using an excess earnings method. The fair value of developed technology was determined using replacement cost. The fair value of advertiser relationships was determined using a "with and without" method, which determines the present value of profits that would be lost without the relationships. The fair value of customer lists was determined using an excess earnings method. The valuations of the intangible assets incorporate significant unobservable inputs and require significant judgment and estimates, including the amount and timing of future cash flows and the determination of royalty and discount rates. Substantially all of the amount attributed to goodwill is tax deductible.
Acquisition of Meetic
In 2009, Match acquired a 27% ownership interest in Meetic. Match accounted for this interest under the equity method of accounting through August 31, 2011. During the third quarter of 2011, Match acquired an additional 12.5 million shares of Meetic for $272.0 million in cash pursuant to a tender offer. These additional shares increased Match's voting interest and ownership interest in Meetic to 79% and 81%, respectively, resulting in Match obtaining a controlling financial interest in Meetic. Accordingly, this purchase was accounted for under the acquisition method of accounting and the financial results of Meetic are included within IAC's consolidated financial statements and the Match operating segment beginning September 1, 2011. For the year ended December 31, 2011, the Company included $46.1 million of revenue, net of a $32.6 million write-off of deferred revenue, and a net loss of $8.6 million in its consolidated statement of operations related to Meetic.
Pro forma financial information
The unaudited pro forma financial information in the table below summarizes the combined results of IAC, Meetic and The About Group as if the acquisition of The About Group had occurred on January 1, 2011 and the acquisition of Meetic had occurred on January 1, 2010. The pro forma financial information includes adjustments required under the acquisition method of accounting and is presented for informational purposes only and is not necessarily indicative of what the results would have been had the acquisitions actually occurred on the dates specified above. For the years ended December 31, 2012 and 2011, pro forma adjustments reflected below include a decrease of $6.3 million and an increase of $24.3 million in amortization of intangible assets, respectively.

	Years Ended December 31,
	2012	2011
	(In thousands, except per share data)
Revenue	$2,881,117	$2,374,812
Net earnings attributable to IAC shareholders	179,839	228,116
Basic earnings per share attributable to IAC shareholders	2.09	2.63
Diluted earnings per share attributable to IAC shareholders	1.93	2.42